Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Qualitative_Factor Store Security	Dec. 31, 2013 Security	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Number of bank branches	9
Cash accounts exceeding federally insured limits	$ 1,019,000
Cash deposit with Federal Reserve Bank and Federal Home Loan Bank	13,879,000
Number of investment securities	0	0
Loans held for sale	0	0
1-4 family residential mortgage loans, maximum commitment to sell to the FHLB, agreement date	Dec. 28, 2013
Maximum commitment under the agreement, to sell 1-4 family residential mortgage loans to the FHLB	5,000,000
1-4 family residential mortgage loans, maximum commitment to sell to the FHLB, agreement expiry	Dec. 28, 2015
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, amount of loans sold and outstanding	8,501,093	9,489,935
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, amount of recourse obligation or credit risk	322,594	342,602
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, amount of income recognized	25,074	34,312
Qualitative factors utilized by management	9
Loans, credit quality, included factors	The qualitative factors include the following levels of and trends in delinquencies, non-accruals, and charge-offs; trends within the loan portfolio; changes in lending policies and procedures; experience of lending personnel and management oversight; national and local economic trends; concentrations of credit; external factors such as legal and regulatory requirements; changes in the quality of loan review and Board oversight; and changes in the value of underlying collateral.
Allowance for loan losses	1,812,739	1,864,788	2,181,000
Goodwill	1,644,119	1,644,119
Impairment losses	0	0
Net cash surrender value of bank-owned life insurance	3,840,167	3,732,439
Death benefit value of bank-owned life insurance	8,800,000	8,800,000
Death benefit agreement, amount payable upon participant's death	40,000
Advertising expenses	187,283	216,744
Liability for uncertain tax positions	0
Unrecognized tax benefits	0
Consumer Loans [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance for loan losses	$ 15,000	$ 27,000	$ 47,000
Consumer Loans [Member] | Closed End Loans [Member]
Summary Of Significant Accounting Policies [Line Items]
Charged down to net realizable value for loans, Period	120 days
Consumer Loans [Member] | Open End Loans [Member]
Summary Of Significant Accounting Policies [Line Items]
Charged down to net realizable value for loans, Period	180 days
Residential Real Estate Loans [Member] | Closed End Loans [Member]
Summary Of Significant Accounting Policies [Line Items]
Charged down to net realizable value for loans, Period	120 days
Residential Real Estate Loans [Member] | Open End Loans [Member]
Summary Of Significant Accounting Policies [Line Items]
Charged down to net realizable value for loans, Period	180 days